Investments in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 1,477		€ 1,587
Impairment losses	€ 150	153	€ 3
Share of result from associates and joint ventures		€ 35	€ 23	€ 141
Future earnings forecast period		5 years
TMB Public Company Limited [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest		23.00%		23.00%
Balance sheet value	1,249	€ 1,096		€ 1,208
Investment, recoverable amount	1,099
Impairment losses	€ 150
Share of result from associates and joint ventures		€ 37		61
Terminal growth rate	2.87%	3.36%
Discount rate (cost of equity)	9.60%	10.15%
Change in terminal value rate		0.57%
Change in discount rate		0.03%
Decrease In Forecasted Cash Flow ProjectionsThat Would Reduce Recoverable Amount To Carrying Amount		0.40%
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 1,477		1,587	€ 1,475
Share of result from associates and joint ventures		€ 35		€ 141